Intangible Assets - Summary of Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning, net	₩ 2,161,258	₩ 2,834,037
Acquisition and capital expenditure	1,720,619	165,630
Disposal and termination	(13,783)	(13,820)
Amortization	(604,744)	(628,154)	₩ (660,705)
Impairment	(3,748)	(211,637)
Changes in scope of consolidation	156,253	4,342
Others	31,478	10,860
Ending, net	3,447,333	2,161,258	2,834,037
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	7,898,325	7,996,482
Ending, net	7,942,556	7,898,325	7,996,482
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(5,737,067)	(5,162,445)
Ending, net	(4,495,223)	(5,737,067)	(5,162,445)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	230,085	235,570
Acquisition and capital expenditure	467,394
Changes in scope of consolidation	(607)
Others	0	(5,485)
Ending, net	696,872	230,085	235,570
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	536,093	541,596
Ending, net	1,002,530	536,093	541,596
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(306,008)	(306,026)
Ending, net	(305,658)	(306,008)	(306,026)
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	280,999	272,634
Acquisition and capital expenditure	38,113	26,990
Disposal and termination	(7,893)	(1,849)
Amortization	(92,230)	(104,938)
Impairment	(216)
Changes in scope of consolidation	8,640	575
Others	960	87,587
Ending, net	228,373	280,999	272,634
Development costs [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,767,422	1,661,372
Ending, net	1,812,377	1,767,422	1,661,372
Development costs [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(1,486,423)	(1,388,738)
Ending, net	(1,584,004)	(1,486,423)	(1,388,738)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	146,000	137,381
Acquisition and capital expenditure	36,437	37,077
Disposal and termination	(506)	(105)
Amortization	(52,547)	(54,191)
Impairment	(316)	(1,776)
Changes in scope of consolidation	(4,548)	77
Others	14,905	27,537
Ending, net	139,425	146,000	137,381
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,053,980	978,139
Ending, net	1,083,426	1,053,980	978,139
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(907,980)	(840,758)
Ending, net	(944,001)	(907,980)	(840,758)
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,160,663	1,753,941
Acquisition and capital expenditure	1,065,096
Disposal and termination	(276)	0
Amortization	(386,741)	(399,348)
Impairment	0	(193,194)
Others	389	(736)
Ending, net	1,839,131	1,160,663	1,753,941
Frequency usage rights [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	3,373,095	3,622,327
Ending, net	2,617,647	3,373,095	3,622,327
Frequency usage rights [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(2,212,432)	(1,868,386)
Ending, net	(778,516)	(2,212,432)	(1,868,386)
Others [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	343,511	434,511
Acquisition and capital expenditure	113,579	101,563
Disposal and termination	(5,108)	(11,866)
Amortization	(73,226)	(69,677)
Impairment	(3,216)	(16,667)
Changes in scope of consolidation	152,768	3,690
Others	15,224	(98,043)
Ending, net	543,532	343,511	434,511
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,167,735	1,193,048
Ending, net	1,426,576	1,167,735	1,193,048
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(824,224)	(758,537)
Ending, net	₩ (883,044)	₩ (824,224)	₩ (758,537)